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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marshfield Associates

Address: 21 Dupont Circle, NW
         Suite 500
         Washington, DC 20036



Form 13F File Number: 28-03998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kim Vinick

Title:   CCO

Phone:   (202) 828-6200


Signature, Place, and Date of Signing:

    /s/ Kim Vinick             Washington, DC                2/15/2012
-----------------------    -----------------------    -----------------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name

    28-____________________    ________________________________________________
    [Repeat as necessary.]

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Marshfield Associates
FORM 13F

                          30-Dec-11

                                                                                            Voting Authority
                                                                                            ----------------
                                                         Value    Shares/ Sh/  Put/ Invstmt Other
Name of Issuer                  Title of class CUSIP     (x$1000) Prn Amt Prn  Call Dscretn Managers Sole    Shared None
------------------------------- -------------- --------- -------- ------- ---  ---- ------- -------- ------- ------ ------
Arch Capital Group Ltd               COM       G0450A105   80712  2167929 SH         Sole            2018352        149577
Berkshire Hathaway Class A           COM       084670108   16295      142 SH         Sole                135             7
Berkshire Hathaway Class B           COM       084670702   27836   364824 SH         Sole             349026         15798
Brown & Brown, Inc.                  COM       115236101   85575  3781493 SH         Sole            3540268        241225
Capital Source Inc                   COM       14055X102   26398  3939937 SH         Sole            3647260        292677
Devon Energy Corp                    COM       25179M103   10485   169105 SH         Sole             158184         10921
Expeditors International of Wa       COM       302130109    1262    30800 SH         Sole              30168           632
Fairfax Financial Hldgs LTD          COM       303901102  135653   314595 SH         Sole             295209         19386
Fastenal Co                          COM       311900104   40742   934242 SH         Sole             856340         77902
Goldman Sachs Group Inc              COM       38141G104   44537   492500 SH         Sole             460118         32382
HomeFed Corp                         COM       43739D307     377    19423 SH         Sole              19423
Leucadia National Corporation        COM       527288104   48006  2111066 SH         Sole            1957317        153749
Martin Marietta Materials            COM       573284106   45458   602809 SH         Sole             565149         37660
Mastercard Inc Class A               COM       57636Q104    8481    22748 SH         Sole              21401          1347
Mc Donald's Corporation              COM       580135101   11330   112924 SH         Sole             103110          9814
Moody's Corp.                        COM       615369105   49410  1467029 SH         Sole            1358132        108897
NVR Inc.                             COM       62944T105   40196    58595 SH         Sole              53269          5326
Strayer Education Inc                COM       863236105    8087    83211 SH         Sole              77520          5691
Symetra Financial Corp               COM       87151Q106    7899   870848 SH         Sole             836485         34363
Toll Brothers Inc                    COM       889478103   49683  2433071 SH         Sole            2269902        163169
US Bancorp                           COM       902973304   46855  1732163 SH         Sole            1617790        114373
Union Pacific Corporation            COM       907818108   18635   175904 SH         Sole             164954         10950
Verisk Analytics Inc Class A         COM       92345Y106     351     8745 SH         Sole               7534          1211
Visa Inc Cl A                        COM       92826C839    9454    93116 SH         Sole              83109         10007
Wells Fargo & Company                COM       949746101   91355  3314774 SH         Sole            3092811        221963
YUM! Brands Inc                      COM       988498101  104174  1765367 SH         Sole            1661605        103762

REPORT SUMMARY                           26 DATA RECORDS 1009245          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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